Accumulated Other Comprehensive Income (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ (246,657)	¥ 344,351
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group	(171,715)	243,252
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), before Reclassifications, before Tax	(106,055)	58,792
Accumulated Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	27,573	13,182
Accumulated Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(78,482)	71,974
Reclassification adjustment, Current Period, before Tax	82,983	10,142
Reclassification adjustment, Current Period, Tax (expense) or benefit	(26,602)	(3,467)
Reclassification adjustment, Current Period, Net of Tax	56,381	6,675
Other Comprehensive Income (Loss), before Tax	(23,072)	68,934
Other Comprehensive Income (Loss), Tax (expense) or benefit	971	9,715
Total	(22,101)	78,649
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(54,055)	37,558
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	31,954	41,091
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), before Reclassifications, before Tax	(36,755)	3,950
Accumulated Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	11,593	(1,210)
Accumulated Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(25,162)	2,740
Reclassification adjustment, Current Period, before Tax	297	448
Reclassification adjustment, Current Period, Tax (expense) or benefit	(94)	(137)
Reclassification adjustment, Current Period, Net of Tax	203	311
Other Comprehensive Income (Loss), before Tax	(36,458)	4,398
Other Comprehensive Income (Loss), Tax (expense) or benefit	11,499	(1,347)
Total	(24,959)	3,051
Net debt valuation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	0	0
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(24,959)	3,051
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), before Reclassifications, before Tax	(4,318)	(8,998)
Accumulated Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	873	1,796
Accumulated Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(3,445)	(7,202)
Reclassification adjustment, Current Period, before Tax	3,292	9,292
Reclassification adjustment, Current Period, Tax (expense) or benefit	(658)	(1,858)
Reclassification adjustment, Current Period, Net of Tax	2,634	7,434
Other Comprehensive Income (Loss), before Tax	(1,026)	294
Other Comprehensive Income (Loss), Tax (expense) or benefit	215	(62)
Total	(811)	232
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(190)	54
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(621)	178
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), before Reclassifications, before Tax	70,529	(16,030)
Accumulated Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(22,408)	3,867
Accumulated Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	48,121	(12,163)
Reclassification adjustment, Current Period, before Tax	(22,339)	(17,210)
Reclassification adjustment, Current Period, Tax (expense) or benefit	7,111	5,274
Reclassification adjustment, Current Period, Net of Tax	(15,228)	(11,936)
Other Comprehensive Income (Loss), before Tax	48,190	(33,240)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(15,297)	9,141
Total	32,893	(24,099)
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(75)	(268)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	32,968	(23,831)
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), before Reclassifications, before Tax	(244,651)	219,251
Accumulated Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	16,879	71,910
Accumulated Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(227,772)	291,161
Reclassification adjustment, Current Period, before Tax	(5,417)	(6,824)
Reclassification adjustment, Current Period, Tax (expense) or benefit	1,510	2,181
Reclassification adjustment, Current Period, Net of Tax	(3,907)	(4,643)
Other Comprehensive Income (Loss), before Tax	(250,068)	212,427
Other Comprehensive Income (Loss), Tax (expense) or benefit	18,389	74,091
Total	(231,679)	286,518
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(20,622)	63,755
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ (211,057)	¥ 222,763